UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9012

Smith Barney Institutional Cash Management Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31

Date of reporting period: November 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

EXPERIENCE

SEMI-ANNUAL

REPORT

NOVEMBER 30, 2005

Smith Barney

Institutional Cash

Management Fund, Inc.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Smith Barney Institutional Cash Management Fund, Inc.

Semi-Annual Report  •  November 30, 2005

What’s

Inside

Fund Objectives

Cash Portfolio and Government Portfolio each seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Municipal Portfolio seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity.

Under a licensing agreement between Citigroup and Legg Mason, the names of funds, the names of any classes of shares of funds, and the names of investment advisers of funds, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason. CitiMarks include, but are not limited to, “Smith Barney,” “Salomon Brothers,” “Citi,” “Citigroup Asset Management,” and “Davis Skaggs Investment Management”. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was surprisingly resilient during the reporting period. While surging oil prices, rising interest rates, and the impact of Hurricanes Katrina and Rita threatened to derail the economic expansion, growth remained solid throughout the period. After a 3.8% advance in the first quarter of 2005, gross domestic product (“GDP”)i growth was 3.3% in the second quarter and 4.1% in the third quarter of 2005.

As expected, the Federal Reserve Board (“Fed”)ii continued to raise interest rates in an attempt to ward off inflation. After raising rates eight times from June 2004 through May 2005, the Fed increased its target for the federal funds rateiii in 0.25% increments four additional times over the reporting period. The Fed again raised rates in December 2005, after the reporting period concluded. All told, the Fed’s thirteen rate hikes have brought the target for the federal funds rate from 1.00% to 4.25%.

Early in the reporting period, the fixed-income market confounded investors as short-term interest rates rose in concert with the Fed’s rate tightening, while longer-term rates, surprisingly, declined. However, due to a spike late in the period, the 10-year U.S. Treasury note yield was 4.49% on November 30, 2005, versus 3.91% when the period began. Nevertheless, this was still lower than the yield on 10-year U.S. Treasury notes of 4.62% when the Fed began its tightening cycle on June 30, 2004. Given the steady increase in short-term interest rates, the yields available from money market instruments steadily rose over the six-month reporting period.

Performance Review

As of November 30, 2005, the seven-day current and effective yields for Class A shares of Cash Portfolio were 3.90% and 3.97%, respectively, the seven-day current and effective

Smith Barney Institutional Cash Management Fund, Inc.         1

yields for Class A shares of Government Portfolio were 3.77% and 3.84%, respectively, and the seven-day current and effective yields for Class A shares of Municipal Portfolio were 2.79% and 2.83%, respectively.1

The seven-day current and effective yields for Class A shares of each Portfolio include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and effective yields for Cash Portfolio would have been 3.87% and 3.95%, respectively, the seven-day current and effective yields for Government Portfolio would have been 3.67% and 3.73%, respectively, and the seven-day current and effective yields for Municipal Portfolio would have been 2.73% and 2.77%, respectively.

Smith Barney Institutional Cash Management Fund, Inc. (Class A Shares)
Yields as of November 30, 2005 (unaudited)

	Seven Day Current Yield[1]	Seven Day Effective Yield[1]
Cash Portfolio	3.90%	3.97%

Government Portfolio	3.77%	3.84%

Municipal Portfolio	2.79%	2.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Investment returns and yields will fluctuate.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current and effective yields for Cash Portfolio would have been 3.87% and 3.95%, respectively, the seven-day current and effective yields for Government Portfolio would have been 3.67% and 3.73%, respectively, and the seven-day current and effective yields for Municipal Portfolio would have been 2.73% and 2.77%, respectively.

Please note that past performance is no guarantee of future results and yields will vary. An investment in a Portfolio is neither insured nor guaranteed by the Federal

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2         Smith Barney Institutional Cash Management Fund, Inc.

Deposit Insurance Corporation (“FDIC”) or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Special Shareholder Notice

Smith Barney Institutional Cash Management Fund, Inc. on behalf of each Portfolio

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, each Portfolio’s investment manager (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused each Portfolio’s existing investment management contract to terminate. Each Portfolio’s shareholders previously approved a new investment management contract between the Portfolios and the Manager, which became effective on December 1, 2005.

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. Each Portfolio’s manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, each Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolios have been informed that the manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning each Portfolio and its manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

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As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

December 29, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each Portfolio seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in a Portfolio. Certain investors may be subject to the Federal Alterative Minimum Tax (AMT), and state and local taxes may apply. Capital gains, if any, are fully taxable.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

4         Smith Barney Institutional Cash Management Fund, Inc.

Fund at a Glance (unaudited)

Cash Portfolio

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         5

Fund at a Glance (unaudited)

Government Portfolio

6         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Municipal Portfolio

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Fund Expenses (unaudited)

Example

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2005 and held for the six months ended November 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Cash Portfolio	1.72%	$1,000.00	$1,017.20	0.23%	$1.16

Government Portfolio	1.66	1,000.00	1,016.60	0.23	1.16

Municipal Portfolio	1.17	1,000.00	1,011.70	0.23	1.16

(1)	For the six months ended November 30, 2005.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Cash Portfolio	5.00%	$1,000.00	$1,023.92	0.23%	$1.17

Government Portfolio	5.00	1,000.00	1,023.92	0.23	1.17

Municipal Portfolio	5.00	1,000.00	1,023.92	0.23	1.17

(1)	For the six months ended November 30, 2005.
(2)	Expenses (net of voluntary fee waivers) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         9

Schedules of Investments (November 30, 2005) (unaudited)

CASH PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.6%
Certificates of Deposit (Euro) — 8.1%
$25,000,000	Calyon, 3.465% due 12/30/05	$24,998,570
50,000,000	Calyon NY, 4.160% due 8/8/06	50,027,825
65,000,000	Credit Suisse First Boston NY, 2.740% due 12/9/05	64,980,405
50,000,000	Deutsche Bank, 3.465% due 12/30/05	50,000,000
50,000,000	HBOS Treasury Services, 4.250% due 2/7/06	49,997,658
	Societe Generale London:
30,000,000	4.030% due 12/30/05	30,000,000
25,000,000	4.000% due 7/19/06	24,995,327
30,000,000	4.250% due 9/6/06	29,959,888

	Total Certificates of Deposit (Euro) (Cost — $324,959,673)	324,959,673

Certificates of Deposit (Yankee) — 34.1%
45,000,000	ABN Amro Bank NV Chicago, 3.800% due 12/28/05	45,000,000
	Barclays Bank PLC NY:
32,000,000	3.990% due 12/14/05	31,999,898
50,000,000	4.170% due 1/3/06	49,999,978
25,000,000	4.280% due 1/30/06	24,999,979
33,500,000	4.250% due 2/1/06	33,500,000
	BNP Paribas NY Branch:
25,000,000	3.510% due 12/13/05	24,998,788
50,000,000	4.015% due 3/20/06	50,000,000
50,000,000	Calyon, 4.250% due 2/3/06	50,000,000
25,000,000	Calyon NY, 4.220% due 8/30/06	25,018,496
52,000,000	Credit Suisse First Boston NY, 3.200% due 1/23/06	51,913,273
40,000,000	Credit Suisse New York, 4.050% due 12/13/05	40,000,133
40,000,000	Depfa Bank PLC, 4.020% due 7/18/06	40,000,000
43,000,000	Depfa Bank PLC NY, 4.100% due 1/13/06	43,000,000
	Deutsche Bank NY:
43,750,000	4.155% due 8/2/06	43,751,150
25,000,000	4.235% due 8/10/06	25,026,861
	Dexia Bank NY Branch:
126,000,000	4.045% due 12/13/05	126,000,201
25,000,000	4.280% due 1/31/06	25,000,000
	Lloyds TSB Bank PLC NY:
50,000,000	4.040% due 1/6/06	49,999,888
25,000,000	4.265% due 3/17/06	24,997,206
25,000,000	Nordea Bank Finland NY, 4.540% due 9/27/06	24,968,886
81,000,000	Rabobank Nederland NV NY, 3.585% due 12/28/05	80,994,087
50,000,000	Royal Bank of Canada NY, 4.275% due 1/31/06	50,000,421
40,000,000	Royal Bank of Scotland NY, 3.780% due 3/6/06	39,976,545
25,000,000	SunTrust Bank, 4.290% due 4/13/06	24,992,595
25,000,000	Svenska Handelsbanken NY, 4.645% due 11/1/06	25,001,111

See Notes to Financial Statements.

10         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Security	Value
Certificates of Deposit (Yankee) — 34.1% (continued)

	Toronto Dominion Bank NY:
$25,000,000	3.880% due 12/22/05	$24,996,699
40,000,000	3.520% due 12/29/05	40,000,599
77,700,000	3.570% due 2/10/06	77,670,731
50,000,000	Unicredito Italiano NY, 4.255% due 2/8/06	49,999,239
	Wells Fargo Bank NA:
50,000,000	4.030% due 12/12/05	50,000,000
50,000,000	4.170% due 12/27/05	49,999,983
30,000,000	4.010% due 7/24/06	29,976,473

	Total Certificates of Deposit (Yankee) (Cost — $1,373,783,220)	1,373,783,220

Commercial Paper — 53.4%
	Albis Capital Corp.:
50,000,000	4.240% due 1/4/06 (a)(b)	49,801,667
25,000,000	4.440% due 2/1/06 (a)(b)	24,810,556
25,000,000	Amstel Funding Corp., 4.130% due 3/27/06 (a)(b)	24,673,750
25,000,000	ANZ Delaware Inc., 4.290% due 4/17/06 (b)	24,600,417
	Atomium Funding Corp.:
39,274,000	4.030% due 12/19/05 (a)(b)	39,195,452
50,352,000	4.040% due 12/19/05 (a)(b)	50,251,044
27,355,000	4.260% due 2/1/06 (a)(b)	27,156,190
25,000,000	4.300% due 2/6/06 (a)(b)	24,801,792
	Bank of America Corp.:
25,000,000	4.040% due 12/19/05 (b)	24,949,875
25,000,000	4.280% due 1/31/06 (b)	24,820,177
25,000,000	Bank of America NA, 4.110% due 5/30/06	25,000,000
35,045,000	Beethoven Funding Corp., 4.080% due 12/8/05 (b)	35,017,266
57,122,000	Belmont Funding LLC, 4.270% due 1/23/06 (a)(b)	56,765,432
50,000,000	Brahms Funding Corp., 4.170% due 12/16/05 (a)(b)	49,913,333
50,000,000	Carmel Mountain Funding Trust, 4.290% due 1/26/06 (a)(b)	49,669,444
	CBA Delaware Finance:
25,000,000	4.000% due 12/30/05 (b)	24,920,250
15,867,000	4.040% due 12/30/05 (b)	15,815,873
10,000,000	4.250% due 6/21/06 (b)	9,768,822
50,000,000	Chesham Finance LLC, 4.039% due 5/1/06 (a)(c)	49,993,743
	Cheyne Finance LLC:
40,000,000	3.980% due 12/16/05 (a)(b)	39,934,167
34,300,000	4.280% due 1/17/06 (a)(b)	34,109,683
	Cobbler Funding LLC:
64,951,000	4.000% due 12/28/05 (a)(b)	64,757,949
40,000,000	4.250% due 1/25/06 (a)(b)	39,742,722
50,000,000	Concord Minutemen, 4.070% due 12/1/05 (a)(b)	50,000,000
22,070,000	Cullinan Finance Ltd., 4.060% due 12/28/05 (a)(b)	22,003,293
23,943,000	Depfa Bank PLC, 4.250% due 2/6/06 (a)(b)	23,755,400

See Notes to Financial Statements.

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Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 53.4% (continued)
	Ebury Finance LLC:
$46,000,000	4.070% due 12/1/05 (a)(b)	$46,000,000
50,000,000	4.020% due 12/12/05 (a)(b)	49,938,889
53,000,000	Ford Credit Floorplan Motown, Master Owner Trust, Motown Notes, Series 2002-1A, 4.220% due 1/5/06 (a)(b)	52,784,099
23,250,000	Georgetown Funding Co., 4.120% due 12/16/05 (a)(b)	23,210,281
100,000,000	Goldman Sachs Group Inc., 4.190% due 3/20/06 (a)(c)	100,000,000
25,000,000	Grampian Funding LLC, 4.500% due 5/22/06 (a)(b)	24,474,444
50,000,000	Harwood Street Funding I, 4.230% due 1/6/06 (a)(b)	49,790,000
11,544,000	Harwood Street Funding II, 4.090% due 12/13/05 (a)(b)	11,528,300
	Liberty Harbour CDO Inc.:
97,716,000	4.090% due 12/15/05 (a)(b)	97,561,337
55,466,000	4.260% due 1/11/06 (a)(b)	55,198,793
	Main Street Warehouse Funding:
50,000,000	4.090% due 12/2/05 (b)	49,994,333
43,000,000	4.100% due 12/7/05 (b)	42,970,617
	Mica Funding LLC:
54,000,000	4.070% due 12/7/05 (b)	53,963,460
5,150,000	4.000% due 12/19/05 (b)	5,139,785
	Monument Gardens Funding LLC:
35,000,000	4.160% due 12/22/05 (a)(b)	34,915,475
43,137,000	4.280% due 1/19/06 (a)(b)	42,887,464
40,000,000	Picaros Funding LLC, 4.040% due 12/6/05 (b)	39,977,667
41,655,000	Polonius Inc., 4.100% due 2/22/06 (a)(b)	41,267,967
22,925,000	Premier Asset Collateralized Entity LLC, 4.160% due 1/17/06 (a)(b)	22,801,689
50,000,000	Regency Markets No. 1 LLC, 4.060% due 12/7/05 (b)	49,966,250
	Saint Germain Holdings Inc.:
35,000,000	4.040% due 12/20/05 (a)(b)	34,925,926
25,000,000	4.290% due 1/24/06 (a)(b)	24,840,250
21,400,000	Societe Generale North America, 4.050% due 12/12/05 (b)	21,373,648
	Stanfield Victoria Funding:
6,096,000	4.000% due 12/20/05 (a)(b)	6,083,237
50,000,000	4.050% due 1/3/06 (a)(b)	49,816,208
31,000,000	4.430% due 3/27/06 (a)(b)	30,563,486
13,950,000	4.580% due 5/18/06 (a)(b)	13,658,352
	Strand Capital LLC:
70,000,000	4.190% due 1/18/06 (a)(b)	69,612,667
30,000,000	4.340% due 2/6/06 (a)(b)	29,759,917
18,467,000	Tasman Funding LLC, 4.050% due 1/3/06 (a)(b)	18,399,118
340,000	Total Capital, 4.040% due 12/1/05 (b)	340,000
8,450,000	UBS Finance Delaware LLC, 4.080% due 12/22/05 (b)	8,430,037
35,000,000	Westpac Capital Corp., 4.290% due 2/9/06 (b)	34,710,764
	Whistlejacket Capital Ltd.:
6,546,000	3.840% due 12/9/05 (a)(b)	6,540,487
634,000	4.380% due 3/10/06 (a)(b)	626,486
289,000	White Pine Finance LLC, 3.840% due 12/9/05 (a)(b)	288,757

	Total Commercial Paper (Cost — $2,150,568,487)	2,150,568,487

See Notes to Financial Statements.

12         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Security	Value
Corporate Notes — 0.3%
$11,000,000	Premier Asset Collateralized Entity LLC, 4.090% due 12/15/05 (a)(c) (Cost — $10,999,926)	$10,999,926

U.S. Government Agencies — 2.9%
20,000,000	Federal Farm Credit Bank (FFCB), Discount Notes, 4.020% due 9/13/06 (b)	19,386,689
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
24,479,000	3.050% due 12/14/05 (b)	24,452,746
30,000,000	3.990% due 3/27/06 (b)	29,623,000
	Federal National Mortgage Association (FNMA), Discount Notes:
25,000,000	3.510% due 12/14/05 (b)	24,968,854
21,000,000	3.560% due 5/26/06 (b)	20,647,340

	Total U.S. Government Agencies (Cost — $119,078,629)	119,078,629

Repurchase Agreement — 0.8%
30,633,000	Repurchase agreement dated 11/30/05 with Banc of America Securities LLC, 4.020% due 12/1/05; Proceeds at maturity $30,636,421 (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.000% due 3/1/06 to 12/21/15, Market value — $31,249,834) (Cost — $30,633,000)	30,633,000

	TOTAL INVESTMENTS — 99.6% (Cost — $4,010,022,935#)	4,010,022,935
	Other Assets in Excess of Liabilities — 0.4%	16,099,858

	TOTAL NET ASSETS — 100.0%	$4,026,122,793

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(b)	Coupon rate represents annualized yield.
(c)	Variable rate security. Coupon rate disclosed is that which is in effect at November 30, 2005.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

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Schedules of Investments (November 30, 2005) (unaudited) (continued)

GOVERNMENT PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 103.2%
U.S. Government & Agency Obligations — 73.0%
U.S. Government Agencies — 67.4%
	Federal Farm Credit Bank (FFCB), Bonds:
$25,000,000	3.984%, 12/1/05 (a)	$24,998,460
21,500,000	4.054%, 12/11/05 (a)	21,507,807
20,000,000	4.010%, 12/14/05 (a)	19,997,859
	Discount Notes:
16,470,000	3.390% due 12/13/05 (b)	16,451,718
5,000,000	4.020% due 9/13/06 (b)	4,846,672
	Federal Home Loan Bank (FHLB), Bonds:
15,000,000	3.925%, 1/5/06 (a)	14,992,087
25,000,000	4.195%, 2/10/06 (a)	24,995,713
	Discount Notes:
20,000,000	3.830% due 12/7/05 (b)	19,987,317
18,900,000	4.020% due 12/28/05 (b)	18,843,300
14,000,000	4.080% due 1/11/06 (b)	13,935,425
15,000,000	4.250% due 4/21/06 (b)	14,755,600
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
25,000,000	3.370% due 12/5/05 (b)	24,990,833
3,300,000	3.810% due 12/12/05 (b)	3,296,196
1,500,000	4.020% due 12/19/05 (b)	1,497,000
3,673,000	4.000% due 12/20/05 (b)	3,665,285
6,650,000	4.110% due 1/9/06 (b)	6,620,607
4,394,000	4.110% due 1/10/06 (b)	4,374,081
6,648,000	4.070% due 3/7/06 (b)	6,577,088
15,000,000	3.990% due 3/27/06 (b)	14,811,500
14,422,000	3.770% due 3/31/06 (b)	14,245,811
12,555,000	4.420% due 5/9/06 (b)	12,314,896
10,000,000	3.930% due 7/5/06 (b)	9,772,900
3,536,000	Series RB, 4.080% due 1/3/06 (b)	3,522,873
	Federal National Mortgage Association (FNMA):
	Discount Notes:
20,000,000	3.790% due 12/21/05 (b)	19,958,333
7,783,000	3.160% due 12/30/05 (b)	7,763,752
11,413,000	4.100% due 1/11/06 (b)	11,360,098
651,000	4.120% due 1/11/06 (b)	647,968
8,945,000	4.120% due 2/1/06 (b)	8,882,069
15,000,000	4.250% due 2/22/06 (b)	14,854,404
8,167,000	4.070% due 3/8/06 (b)	8,078,978
5,000,000	4.070% due 3/29/06 (b)	4,934,608
12,608,000	4.280% due 4/19/06 (b)	12,404,027
5,000,000	4.390% due 4/26/06 (b)	4,912,603
10,000,000	3.560% due 5/26/06 (b)	9,832,067
6,000,000	3.720% due 5/26/06 (b)	5,894,693
8,182,000	4.620% due 10/27/06 (b)	7,849,743
30,000,000	Notes, 3.651%, 12/7/05 (a)	29,989,235

	Total U.S. Government Agencies	448,363,606

See Notes to Financial Statements.

14         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Obligations — 5.6%
	U.S. Treasury Bills:
$20,000,000	3.780% due 3/16/06 (b)	$19,783,612
10,000,000	4.090% due 4/20/06 (b)	9,844,056
7,500,000	U.S. Treasury Notes, 2.375% due 8/31/06	7,426,409

	Total U.S. Government Obligations	37,054,077

	Total U.S. Government & Agency Obligations (Cost – $485,417,683)	485,417,683

Repurchase Agreements — 30.2%
125,000,000	Interest in $125,000,000 joint tri-party repurchase agreement dated 11/30/05 with Greenwich Capital Markets, Inc., 4.020% due 12/1/05; Proceeds at maturity — $125,013,958; (Fully collateralized by various U.S. government and agency obligations, 0.000% to 4.250% due 12/23/05 to 8/15/15; Market value — $127,503,200)	125,000,000
75,394,000	Interest in $75,394,000 joint tri-party repurchase agreement dated 11/30/05 with Banc of America Securities LLC, 4.020% due 12/1/05; Proceeds at maturity — $75,402,419; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.625% due 3/1/06 to 10/15/07; Market value — $76,902,788)	75,394,000

	Total Repurchase Agreements (Cost — $200,394,000)	200,394,000

	TOTAL INVESTMENTS — 103.2% (Cost — $685,811,683#)	685,811,683
	Liabilities in Excess of Other Assets — (3.2)%	(20,962,279)

	TOTAL NET ASSETS — 100.0%	$664,849,404

(a)	Variable rate security. Coupon rate disclosed is that which is in effect at November 30, 2005. Date shown is the date of the next coupon rate change.
(b)	Coupon rate represents annualized yield.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         15

Schedules of Investments (November 30, 2005) (unaudited) (continued)

MUNICIPAL PORTFOLIO

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.0%
Alabama — 2.4%
$ 3,000,000	A-1+	Birmingham, AL, Airport Authority, Series SGA 47, MBIA-Insured, PART, LIQ-Societe Generale, 3.030%, 12/7/05 (a)(b)	$3,000,000
4,275,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle Bank, 3.080%, 12/1/05 (a)	4,275,000
		Jefferson County, AL, Sewer Revenue:
10,000,000	A-1+	Series B-2, XLCA-Insured, BPA-Societe Generale, 3.080%, 12/1/05 (a)	10,000,000
26,900,000	A-1+	Series C-2, XLCA-Insured, SPA-JPMorgan Chase, 3.070%, 12/1/05 (a)	26,900,000
10,000,000	A-1+	Sub-Series B-7, XLCA-Insured, BPA-Lloyds Bank, 3.080%, 12/1/05 (a)	10,000,000

		Total Alabama	54,175,000

Arizona — 0.3%
6,000,000	VMIG1(c)	Pima County, AZ, IDA, El Dorado Hospital, LOC-BB&T, 3.070%, 12/1/05 (a)	6,000,000

Arkansas — 0.1%
3,250,000	A-1	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia, 3.100%, 12/1/05 (a)	3,250,000

California — 0.5%
10,000,000	SP-1+	California State RAN, 4.500% due 6/30/06	10,085,037

Colorado — 1.8%
4,190,000	VMIG1(c)	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 3.100%, 12/1/05 (a)	4,190,000
3,510,000	VMIG1(c)	Colorado Educational & Cultural Facilities, National Jewish Federation Bond Program, Series A1, LOC-Bank of America, 2.980%, 12/1/05 (a)	3,510,000
8,875,000	VMIG1(c)	Fiddlers Business Improvement District, CO, Greenwood Village GO, LOC-US Bank, 3.130%, 12/1/05 (a)	8,875,000
1,080,000	A-1+	La Plata County, CO, PCR, BP Amoco Project, 2.800% due 3/1/06 (d)	1,080,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-Westdeutsche Landesbank:
12,500,000	A-1+	2.650% due 12/6/05	12,500,000
9,000,000	A-1+	2.800% due 1/4/06	9,000,000
2,200,000	A-1+	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 3.050%, 12/1/05 (a)	2,200,000

		Total Colorado	41,355,000

Delaware — 0.5%
10,900,000	A-1+	University of Delaware, Series A, LIQ-Bank of America, 2.980%, 12/7/05 (a)	10,900,000

See Notes to Financial Statements.

16         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

District of Columbia — 3.4%
		District of Columbia Revenue:
$ 2,525,000	A-1+	American Psychological Association, LOC-Bank of America N.A., 3.100%, 12/1/05 (a)	$2,525,000
14,400,000	A-1	American Red Cross, TECP, LOC-JPMorgan Chase, 2.750% due 12/6/05	14,400,000
22,625,000	A-1+	GO, Series C, FGIC-Insured, 3.000%, 12/7/05 (a)	22,625,000
14,000,000	A-1+	Henry J. Kaiser Foundation, BPA-JPMorgan Chase, 3.080%, 12/1/05 (a)	14,000,000
3,555,000	NR	National Museum of Women Arts, LOC-Wachovia, 3.150%, 12/1/05 (a)	3,555,000
19,000,000	VMIG1(c)	Sidwell Friends School, LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	19,000,000

		Total District of Columbia	76,105,000

Florida — 7.0%
4,505,000	VMIG1(c)	Brevard County, FL, Health Facilities Authority, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 3.000%, 12/1/05 (a)	4,505,000
9,105,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear Stearns, 3.020%, 12/7/05 (a)(b)	9,105,000
9,990,000	A-1	Florida Board of Education, MSTC, Series 2000-9007, PART, LIQ-Bear Stearns, 3.020%, 12/7/05 (a)(b)	9,990,000
		Florida Local Government Finance Commission, TECP, LOC-Wachovia:
9,146,000	A-1	2.650% due 12/2/05	9,146,000
10,000,000	A-1	2.680% due 12/7/05	10,000,000
10,000,000	A-1	2.980% due 12/16/05	10,000,000
14,063,000	A-1	Florida State Municipal Power Agency, TECP, LOC-Wachovia, 3.000% due 1/24/06	14,063,000
5,500,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, BPA-SunTrust Bank, 3.000%, 12/1/05 (a)	5,500,000
7,050,000	A-1+	Highlands County, FL, Health Facilities Authority, Adventist Health System, Series A, LOC-SunTrust Bank, 3.250%, 12/1/05 (a)	7,050,000
		Hillsborough County, FL:
3,600,000	A-1+	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 3.050%, 12/7/05 (a)	3,600,000
4,000,000	F-1+(e)	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America, 3.100%, 12/1/05 (a)	4,000,000
		Jacksonville, FL, Commercial Paper Notes, Series A, TECP, LOC-Landesbank Baden Wurttemberg:
8,315,000	A-1+	2.800% due 1/10/06	8,315,000
3,775,000	A-1+	3.100% due 2/7/06	3,775,000
3,000,000	A-1+	Lee County, FL, IDA, Shell Point Village Project, Series B, LOC-Bank of America, 3.000%, 12/7/05 (a)	3,000,000
		Miami-Dade County, FL:
7,465,000	A-1+	EFA Revenue, Florida International University Foundation Project, LOC-SunTrust Bank, 3.050%, 12/7/05 (a)	7,465,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         17

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Florida — 7.0% (continued)
$ 3,645,000	F-1+(e)	IDA, Gulliver School Project, LOC-Bank of America N.A., 3.100%, 12/1/05 (a)	$3,645,000
		Orange County, FL:
15,100,000	A-1+	Health Facilities Authority, Adventist Sunbelt Health System, LOC-SunTrust Bank, 3.050%, 12/1/05 (a)	15,100,000
4,000,000	F-1+(e)	IDR, Central Florida YMCA Project, Series A, LOC-Bank of America, 3.100%, 12/1/05 (a)	4,000,000
		Palm Beach County, FL:
12,890,000	F-1+(e)	EFA, Lynn University Project, LOC-Bank of America, 3.050%, 12/1/05 (a)	12,890,000
6,400,000	VMIG1(c)	HFA, Health Facility Revenue, Bethesda Healthcare System Project, LOC-SunTrust Bank, 3.000%, 12/1/05 (a)	6,400,000
5,100,000	A-1+	Pinellas County, FL, IDR, YMCA Suncoast Project, LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	5,100,000
60,000	Aa2(c)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B, LOC-SunTrust Bank, 3.050%, 12/7/05 (a)	60,000

		Total Florida	156,709,000

Georgia — 3.9%
500,000	VMIG1(c)	Athens-Clarke County, GA, University of Georgia Athletic Association Project, LOC-SunTrust Bank, 3.000%, 12/1/05 (a)	500,000
3,800,000	A-1+	Atlanta, GA, Airport Revenue, Refunding-General, Series RF-C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 3.070%, 12/1/05 (a)	3,800,000
4,425,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, MBIA-Insured, PART, LOC-Societe Generale, 3.030%, 12/7/05 (a)(b)	4,425,000
		Bibb County, GA:
4,500,000	Aa2(c)	Development Authority, Stratford Academy Project, LOC-SunTrust Bank, 3.050%, 12/7/05 (a)	4,500,000
2,200,000	A-1	Development Authority Educational Facilities Revenue, Tattnall Square Academy, LOC-Wachovia, 3.100%, 12/1/05 (a)	2,200,000
		Burke County, GA:
		Development Authority PCR, Oglethorpe Power Corp., Series B, TECP, AMBAC-Insured, LOC-Rabobank Nederland:
5,000,000	A-1+	2.800% due 1/10/06	5,000,000
7,000,000	A-1+	3.000% due 1/24/06	7,000,000
7,800,000	A-1+	PCR, Oglethorpe Power Corp., Series A, FGIC-Insured, SPA-Dexia Credit Local, 2.980%, 12/7/05 (a)	7,800,000
3,145,000	Aa2(c)	DeKalb County, GA, Development Authority Revenue, St. Martins Episcopal School, LOC-SunTrust Bank, 3.100%, 12/1/05 (a)	3,145,000
10,900,000	Aa2(c)	Fulton County, GA, Development Authority, Catholic School Properties Inc., LOC-Wachovia, 3.050%, 12/1/05 (a)	10,900,000
		Gwinnett County, GA:
14,500,000	VMIG1(c)	Development Authority, Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	14,500,000
1,450,000	A-1+	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-SunTrust Bank, 3.090%, 12/1/05 (a)	1,450,000

See Notes to Financial Statements.

18         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 3.9% (continued)
		Macon-Bibb County, GA:
$10,775,000	VMIG1(c)	Hospital Authority, Medical Center Central Georgia, LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	$10,775,000
2,760,000	A-1+	IDR, I-75 Business Park & Airport Project, LOC-Wachovia, 3.100%, 12/1/05 (a)	2,760,000
1,180,000	A-1+	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series PA-528, MBIA-Insured, PART, LIQ-Merrill Lynch, 3.090%, 12/1/05 (a)(b)	1,180,000
4,000,000	A-1+	Private Colleges & Universities Authority, GA, Emory University, Series SG-146 PART, LIQ-Societe Generale, 3.080%, 12/1/05 (a)(b)	4,000,000
4,310,000	VMIG1(c)	Union County, GA, Development Authority Revenue, Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.050%, 12/7/05 (a)	4,310,000

		Total Georgia	88,245,000

Illinois — 11.8%
		Chicago, IL:
		Board of Education GO:
20,800,000	AAA	MSTC, PART, Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.030%, 12/7/05 (a)(b)	20,800,000
22,000,000	A-1+	Series E, FSA-Insured, SPA-Depfa Bank Europe, 3.060%, 12/1/05 (a)	22,000,000
		GO:
8,900,000	A-1	MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns, 3.030%, 12/7/05 (a)(b)	8,900,000
12,700,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden Wurttemberg, 3.070%, 12/1/05 (a)	12,700,000
13,200,000	A-1+	Tax Increment, Senior Lien Allocation, Series A, LOC-Bank of New York, 3.020%, 12/7/05 (a)	13,200,000
2,900,000	VMIG1(c)	Cook County, IL, GO, Munitops, Series 1998-14, FGIC-Insured, SPA-ABN AMRO, 3.110%, 12/1/05 (a)(b)	2,900,000
		DuPage County, IL, Transportation Revenue, MSTC, PART:
17,300,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 3.030%, 12/7/05 (a)(b)	17,300,000
8,000,000	A-1	Series 9010, FSA-Insured, LIQ-Bear Stearns, 3.030%, 12/7/05 (a)(b)	8,000,000
		Illinois DFA:
		Evanston-Northwestern Health Care Corp.:
5,000,000	A-1+	Series A, BPA-JPMorgan Chase, 3.110%, 12/1/05 (a)	5,000,000
14,820,000	A-1+	Series C, SPA-Bank One N.A., 3.110%, 12/1/05 (a)	14,820,000
4,500,000	A-1+	Glenwood School for Boys, LOC-Harris Bank, 3.000%, 12/7/05 (a)	4,500,000
5,235,000	VMIG1(c)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, SPA-JPMorgan Chase, 3.000%, 12/1/05 (a)	5,235,000
5,450,000	A-1+	Rosecrance Inc. Project, LOC-Bank One, 3.000%, 12/7/05 (a)	5,450,000
5,000,000	A-1+	Illinois EFA, University of Chicago TECP, 3.100% due 6/27/06	5,000,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         19

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 11.8% (continued)
$ 4,000,000	VMIG1(c)	Illinois Finance Authority Revenue, Lake Forest Country Day School, LOC-Northern Trust Company, 3.020%, 12/7/05 (a)	$4,000,000
		Illinois Health Facilities Authority Revenue:
1,800,000	A-1+	Carle Foundation, Series B, AMBAC-Insured, LIQ-Northern Trust Bank, 3.000%, 12/7/05 (a)	1,800,000
9,500,000	A-1+	Little Co. of Mary Hospital, LOC-US Bank, 3.090%, 12/1/05 (a)	9,500,000
3,800,000	A-1	Lutheran Senior Ministries Inc., Series B, LOC-LaSalle Bank, 3.050%, 12/1/05 (a)	3,800,000
		Pekin Memorial Hospital and Healthcare Centers:
10,000,000	VMIG1(c)	Series 97, LOC-Fifth Third Bank, 3.130%, 12/1/05 (a)	10,000,000
4,300,000	VMIG1(c)	Series C, LOC-Fifth Third Bank, 3.130%, 12/1/05 (a)	4,300,000
9,985,000	A-1	Illinois State, GO, Series 378, FGIC-Insured, PART, LIQ-Merrill Lynch, 3.080%, 12/1/05 (a)(b)	9,985,000
		Illinois State Toll Highway Authority:
19,400,000	A-1	MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.030%, 12/7/05 (a)(b)	19,400,000
1,500,000	VMIG1(c)	Series B, FSA-Insured, BPA Landesbank Hessen-Thuringen, 3.030%, 12/1/05 (a)	1,500,000
6,482,000	F-1+(e)	Lombard, IL, Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 3.040%, 12/2/05 (a)	6,482,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority, IL, State Tax Revenue, MSTC, Series 2024, FGIC-Insured, PART, LIQ-Bear Stearns, 3.030%, 12/7/05 (a)(b)	15,870,000
4,400,000	A-1	Tinley Park, IL, MFH Revenue, Edgewater Walk, Series 3A-B, LOC-LaSalle Bank, 3.080%, 12/1/05 (a)	4,400,000
		University of Illinois:
4,800,000	A-1+	COP, Series 9031, PART, BPA-Bank of America, 3.040%, 12/1/05 (a)	4,800,000
12,900,000	A-1+	Health Services Facilities Systems, Series B, LOC-Landesbank Hessen-Thuringen, 3.000%, 12/7/05 (a)	12,900,000
10,145,000	A-1	MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear Stearns, 3.030%, 12/7/05 (a)(b)	10,145,000

		Total Illinois	264,687,000

Indiana — 2.7%
4,000,000	Aa2(c)	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC-Wachovia, 3.100%, 12/1/05 (a)	4,000,000
2,700,000	VMIG1(c)	Indiana Health and Educational Facilities Finance Authority, Porter Project, Series A, LOC-Fifth Third Bank, 3.040%, 12/2/05 (a)	2,700,000
		Indiana Health Facilities Financing Authority:
12,800,000	A-1	Baptist Homes of Indiana, LOC-LaSalle Bank, 3.050%, 12/1/05 (a)	12,800,000
600,000	A-1	Capital Access Designated Pool, LOC-Comerica Bank, 3.000%, 12/7/05 (a)	600,000
4,100,000	A-1+	Community Health Network Project, Series C, LOC-Fifth Third Bank, 3.040%, 12/1/05 (a)	4,100,000

See Notes to Financial Statements.

20         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 2.7% (continued)
$11,200,000	A-1+	Community Hospital Project, Series B, LOC-JPMorgan Chase, 3.110%, 12/1/05 (a)	$11,200,000
13,400,000	A-1	Indiana State Office Building Community Facilities Revenue, Miami Correctional Facilities, Series II-A, SPA-Key Bank, 3.000%, 12/7/05 (a)	13,400,000
5,600,000	SP-1+	Indianapolis, IN, Local Public Improvement Bond Bank, Notes, Series G, GIC-Transamerica Bank N.A., 4.000% due 1/6/06	5,607,629
5,400,000	A-1+	Petersburg, IN, PCR, Indiana Power and Light Co., Series B, AMBAC-Insured, BPA-LaSalle National Bank, 3.000%, 12/7/05 (a)	5,400,000

		Total Indiana	59,807,629

Iowa — 1.0%
4,125,000	NR	City of Mason, IA, IDR, Supervalu Inc. Project, LOC-Wachovia, 3.100%, 12/7/05 (a)	4,125,000
		Iowa Finance Authority:
2,000,000	VMIG1(c)	MFH, Cedarwood Hills Project, Series A, LIQ-FHLMC, 3.100%, 12/1/05 (a)	2,000,000
6,000,000	A-1+	Wesley Retirement Services Inc. Project, Series B, LOC-Wells Fargo, 3.050%, 12/1/05 (a)	6,000,000
6,000,000	A-1	Iowa Higher Education Loan Authority Revenue, MBIA-Insured, LIQ-JPMorgan Chase, 3.030%, 12/7/05 (a)	6,000,000
5,000,000	SP-1+	Iowa State, GO, TRAN, 4.500% due 6/30/06	5,036,300

		Total Iowa	23,161,300

Kansas — 0.2%
5,300,000	A-1+	Lenexa, KS, Health Care Facility Revenue, Lakeview Village Inc., Series B, LOC-LaSalle Bank, 3.050%, 12/1/05 (a)	5,300,000

Kentucky — 3.6%
8,000,000	VMIG1(c)	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia, 3.050%, 12/7/05 (a)	8,000,000
		Hancock County, KY, PCR, Southwire Co. Project:
21,685,000	NR	Series A, LOC-Wachovia, 3.190%, 12/1/05 (a)	21,685,000
1,000,000	NR	Series B, LOC-Wachovia, 3.190%, 12/1/05 (a)	1,000,000
7,000,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027, FSA-Insured PART, LIQ-Bear Stearns, 3.030%, 12/7/05 (a)(b)	7,000,000
11,000,000	A-1+	Lexington, KY, Center Corp. Mortgage Revenue, Series A, AMBAC-Insured, LIQ-JPMorgan Chase, 3.080%, 12/1/05 (a)	11,000,000
4,600,000	NR	Lexington-Fayette Urban County, KY, LOC-Fifth Third Bank, 3.060%, 12/2/05 (a)	4,600,000
18,930,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Series SG-132, FGIC-Insured, PART, BPA-Societe Generale, 3.080%, 12/1/05 (a)(b)	18,930,000
9,320,000	A-1+	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank, 3.040%, 12/2/05 (a)	9,320,000

		Total Kentucky	81,535,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         21

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Louisiana — 0.4%
$10,000,000	A-1+	Louisiana Local Government Environmental Facilities, Development Authority, BASF Corp. Project, Series B, 3.050%, 12/7/05 (a)	$10,000,000

Maryland — 4.9%
6,000,000	A-1+	Anne Arundel County, MD, BAN, GO, TECP, Series A, LIQ-Westdeutsche Landesbank, 2.750% due 12/2/05	6,000,000
		Baltimore, MD:
7,505,000	A-1	GO, PART, Series PT-364, LIQ-Merrill Lynch, 3.080%, 12/1/05 (a)(b)	7,505,000
11,500,000	A-1+	IDA, Baltimore Capital Acquisition, LOC-Bayerische Landesbank, 3.000%, 12/7/05 (a)	11,500,000
9,700,000	A-1	Gaithersburg, MD, EDA, Asbury Methodist Village Inc., LOC-KBC Bank, 3.070%, 12/1/05 (a)	9,700,000
10,017,000	A-1	Howard County, MD, MFH, Series PT-1021, PART, SPA-Merrill Lynch Capital Services Inc., FNMA-Insured, 3.090%, 12/1/05 (a)(b)	10,017,000
		Maryland Health and Higher Educational Facilities Authority Revenue:
1,900,000	VMIG1(c)	Medlantic/Helix Systems, Series 829, FSA-Insured, PART, LIQ-Morgan Stanley, 3.070%, 12/1/05 (a)(b)	1,900,000
2,400,000	VMIG1(c)	University of Maryland Medical System, Series A, LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	2,400,000
3,700,000	VMIG1(c)	Maryland Industrial Development Financing Authority, LOC-BB&T Corp., 3.070%, 12/1/05 (a)	3,700,000
20,850,000	A-1+	Maryland State GO, PART, Series 390, LIQ-Merrill Lynch, 3.070%, 12/1/05 (a)(b)	20,850,000
		Montgomery County, MD, EDA Bonds, Howard Hughes Medical Institute Facilities:
15,000,000	A-1+	Series B, 3.000%, 12/7/05 (a)	15,000,000
22,300,000	A-1+	Series C, 3.000%, 12/7/05 (a)	22,300,000

		Total Maryland	110,872,000

Massachusetts — 1.9%
		Massachusetts State DFA:
8,630,000	VMIG1(c)	Notre Dame Health Care Center, LOC-KBC Bank, 3.130%, 12/1/05 (a)	8,630,000
4,000,000	A-1	RAN, TECP, LOC-Wachovia, 3.150% due 1/26/06	4,000,000
4,000,000	VMIG1(c)	St. Mark’s School, LOC-Bank of America, 3.050%, 12/1/05 (a)	4,000,000
		Massachusetts State GO, Massachusetts State Water Authority, TECP, Series 94, LOC-Bayerische Landesbank:
11,000,000	A-1+	2.750% due 12/2/05	11,000,000
5,000,000	A-1+	2.880% due 1/12/06	5,000,000
2,335,000	VMIG1(c)	Massachusetts State Turnpike Authority, PART, Series 335, AMBAC-Insured, LIQ-Morgan Stanley, 3.060%, 12/1/05 (a)(b)	2,335,000
7,000,000	MIG1(c)	Woburn, MA, GO, BAN, 3.000% due 1/19/06	7,001,433

		Total Massachusetts	41,966,433

See Notes to Financial Statements.

22         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Michigan — 1.4%
$ 3,800,000	A-1+	Jackson County Hospital Finance Authority, Foote Memorial Hospital, Series B, LOC-Bank of Nova Scotia, 3.050%, 12/1/05 (a)	$3,800,000
5,000,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, SPA-JPMorgan Chase, 4.000% due 8/18/06	5,037,357
10,000,000	SP-1+	Michigan State Building Authority, Series 6, LOC-Bank of New York, State Street Bank, 2.900% due 12/14/05	10,000,000
6,305,000	A-1+	Michigan State Hospital Finance Authority, Trinity Health Systems, Series E, AMBAC-Insured, BPA-JPMorgan Chase, 3.080%, 12/1/05 (a)	6,305,000
7,000,000	VMIG1(c)	Saline, MI, EDA, LOC-Fleet Bank N.A., 3.050%, 12/7/05 (a)	7,000,000

		Total Michigan	32,142,357

Minnesota — 0.6%
		Minneapolis, MN:
10,000,000	VMIG1(c)	Guthrie Theater Project, Series A, LOC-Wells Fargo Bank, 3.040%, 12/1/05 (a)	10,000,000
2,900,000	A-1+	Seed Academy Harvest School, LOC-US Bank N.A., 3.200%, 12/1/05 (a)	2,900,000

		Total Minnesota	12,900,000

Mississippi — 0.2%
5,350,000	VMIG1(c)	Newton, MS, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia, 3.100%, 12/1/05 (a)	5,350,000

Missouri — 0.5%
6,500,000	A-1	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, LOC-LaSalle Bank, 3.090%, 12/1/05 (a)	6,500,000
		Missouri State HEFA:
2,000,000	A-1+	Medical Research Facilities Stowers, MBIA-Insured, SPA-BNP Paribas, 3.080%, 12/1/05 (a)	2,000,000
2,240,000	A-1+	Washington University, Series A, SPA-Dexia Credit Local, 3.000%, 12/1/05 (a)	2,240,000

		Total Missouri	10,740,000

Montana — 0.2%
3,925,000	NR	Montana State Board of Investment, EDR, Farmers Union Central Exchange Project, LOC-Rabobank Nederland, 3.090%, 12/2/05 (a)	3,925,000

National — 1.5%
26,910,000	VMIG1(c)	Clipper Tax-Exempt Trust, COP, Series A, FSA-Insured, PART, 3.160%, 12/1/05 (a)(b)	26,910,000
6,980,000	A-1+	Macon Trust Variable Rate Certificates, Series A, MBIA-Insured, 3.190%, 12/1/05 (a)(b)	6,980,000

		Total National	33,890,000

Nebraska — 1.2%
26,305,000	A-1+	Nebraska Student Loan NEBHELP Inc. Revenue, Series B, MBIA-Insured, BPA-Lloyds Bank, 3.050%, 12/7/05 (a)	26,305,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         23

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New Hampshire — 0.4%
		New Hampshire HEFA Revenue:
$ 5,000,000	VMIG1(c)	Frisbie Memorial Hospital, LOC-Fleet National Bank, 3.090%, 12/1/05 (a)	$5,000,000
3,500,000	VMIG1(c)	Healthcare Inc., Exeter Hospital Group, LOC-Fleet National Bank, 3.040%, 12/1/05 (a)	3,500,000

		Total New Hampshire	8,500,000

New Jersey — 0.9%
20,000,000	SP-1+	State of New Jersey GO, TRAN, Series A, 4.000% due 6/23/06	20,134,080

New Mexico — 0.5%
2,635,000	VMIG1(c)	New Mexico State, Hospital Equipment Loan, Council Rehoboth McKinley Health Care, LOC-Wells Fargo, 3.080%, 12/7/05 (a)	2,635,000
7,625,000	A-1+	University of New Mexico, University Revenues, Series B, BPA-Westdeutsche Landesbank, 3.000%, 12/7/05 (a)	7,625,000

		Total New Mexico	10,260,000

New York — 0.4%
10,000,000	A-1+	New York City Municipal Water Finance Authority, Series AA-3, BPA-Dexia Credit Local, 3.070%, 12/1/05 (a)	10,000,000

North Carolina — 3.2%
1,060,000	A-1+	Buncombe County, NC, GO, Series B, BPA-Wachovia, 3.060%, 12/1/05 (a)	1,060,000
6,850,000	VMIG1(c)	North Carolina Capital Facilities Finance Agency, Lees-McRae College, LOC-BB&T Corp., 3.050%, 12/1/05 (a)	6,850,000
4,255,000	Aa2(c)	North Carolina Educational Facilities Finance Agency, Cape Fear Academy, LOC-Wachovia, 3.050%, 12/1/05 (a)	4,255,000
		North Carolina Medical Care Commission:
17,070,000	VMIG1(c)	Randolph Hospital Inc. Project, LOC-SunTrust Bank, 3.080%, 12/1/05 (a)	17,070,000
2,500,000	VMIG1(c)	Southeastern Regional Medical Center, LOC-BB&T Corp., 3.070%, 12/1/05 (a)	2,500,000
4,100,000	A-1	St. Josephs Health System Inc., BPA-BB&T Corp, 3.100%, 12/1/05 (a)	4,100,000
2,000,000	AAA	North Carolina Municipal Power Agency, Catawba Electric Revenue, AMBAC-Insured, 8.000% due 1/1/06	2,008,330
15,000,000	A-1+	Wake County, NC, GO, Series B, BPA-Landesbank Hessen-Thuringen, 4.000% due 4/1/06 (d)	15,063,350
18,000,000	A-1+	Winston-Salem, NC, COP, SPA-Dexia Credit Local, 3.050%, 12/1/05 (a)	18,000,000

		Total North Carolina	70,906,680

See Notes to Financial Statements.

24         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 2.8%
$ 5,500,000	VMIG1(c)	Akron, Bath and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V., 3.060%, 12/1/05 (a)	$5,500,000
7,000,000	VMIG1(c)	Cincinnati, OH, Development Authority Revenue, National Underground Railroad Museum, Series A, LOC-Fifth Third, JPMorgan Chase, US Bank, 3.000%, 12/7/05 (a)	7,000,000
10,100,000	F-1+(e)	Franklin County, OH, Healthcare Facilities Revenue, Friendship Village of Dublin, Series A, LOC-LaSalle Bank, 3.050%, 12/1/05 (a)	10,100,000
7,850,000	A-1	Ohio State Air Quality Pollution Control Revenue, LOC-Key Bank, 3.050%, 12/7/05 (a)	7,850,000
		Ohio State Higher Educational Facilities Revenue:
5,915,000	VMIG1(c)	Ashland University Project, LOC-Key Bank, 3.080%, 12/1/05 (a)	5,915,000
9,450,000	VMIG1(c)	Marietta College Project, LOC-JPMorgan Chase, 3.070%, 12/1/05 (a)	9,450,000
18,050,000	A-1+	Ohio State University, General Receipts, FSA-Insured, LIQ-Dexia Credit Local, 3.250%, 12/1/05 (a)	18,050,000

		Total Ohio	63,865,000

Oklahoma — 0.8%
17,710,000	A-1+	Oklahoma Water Resource Board, State Loan Program, BPA-Societe Generale, 2.850% due 4/1/06 (d)	17,710,000

Oregon — 0.6%
5,000,000	VMIG1(c)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-US Bank, 3.090%, 12/1/05 (a)	5,000,000
9,415,000	VMIG1(c)	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America, 3.110%, 12/1/05 (a)	9,415,000

		Total Oregon	14,415,000

Pennsylvania — 8.9%
25,200,000	A-1+	Emmaus, PA, General Authority, Sub-Series D-23, LOC-Depfa Bank, 3.010%, 12/7/05 (a)	25,200,000
2,560,000	VMIG1(c)	Erie County, PA, Hospital Authority Revenue, Senior Living Services Inc. Project, LOC-KBC Bank, 3.102%, 12/1/05 (a)	2,560,000
6,605,000	A-1+	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group, AMBAC- Insured, SPA-Wachovia, 3.100%, 12/1/05 (a)	6,605,000
8,000,000	VMIG1(c)	Manheim Township School District GO, PA, FSA-Insured, SPA-Royal Bank of Canada, 3.070%, 12/1/05 (a)	8,000,000
		New Garden, PA, General Authority Revenue, Pooled Financing Program:
57,530,000	A-1	Series I, AMBAC-Insured, SPA-Bank of Nova Scotia & Dexia Credit Local, 3.090%, 12/7/05 (a)	57,530,000
15,765,000	A-1	Series II, FSA-Insured, BPA-Bank of Nova Scotia, 3.090%, 12/7/05 (a)	15,765,000
12,445,000	VMIG1(c)	North Pennsylvania Water Authority, FGIC-Insured, BPA-Depfa Bank Europe, 3.050%, 12/1/05 (a)	12,445,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         25

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 8.9% (continued)
$14,000,000	A-1+	Philadelphia, PA, Gas Works, TECP, Series O, LOC-JPMorgan Chase, 2.850% due 1/3/06	$14,000,000
3,575,000	NR	Philadelphia, PA, IDR, Friends of Mast School Inc. Project, LOC-Wachovia, 3.100%, 12/1/05 (a)	3,575,000
		West Cornwall Township Municipal Authority, PA:
25,335,000	A-1+	Bethlehem Area School District GO, FSA-Insured, SPA-Dexia Credit Local, 3.070%, 12/1/05 (a)(f)	25,335,000
		General Government Loan Program:
13,465,000	A-1+	FSA-Insured, SPA-Dexia Credit Local, 3.070%, 12/1/05 (a)	13,465,000
15,810,000	A-1+	Series A, FSA-Insured, BPA-Dexia Credit Local, 3.070%, 12/1/05 (a)	15,810,000

		Total Pennsylvania	200,290,000

Rhode Island — 1.0%
16,170,000	A-1+	Narragansett, RI, Bay Commission, Wastewater System Revenue, Series A, MBIA-Insured, SPA-Dexia Credit Local, 2.980%, 12/7/05 (a)	16,170,000
7,200,000	A-1+	Rhode Island Health and Education Building Corp., Catholic Schools Program, Series A, LOC-Royal Bank of Scotland, 3.000%, 12/7/05 (a)	7,200,000

		Total Rhode Island	23,370,000

South Carolina — 2.3%
11,520,000	A-1	North Charleston, SC, Municipal Golf Course Mortgage Revenue, BPA-Bank of America, 3.050%, 12/7/05 (a)	11,520,000
35,513,000	MIG1(c)	South Carolina Association of Governmental Organizations COP, TAN, 4.000% due 4/14/06	35,691,743
		South Carolina Jobs-EDA:
2,550,000	A-1+	Family YMCA Florence Project, LOC-Wachovia, 3.100%, 12/1/05 (a)	2,550,000
900,000	NR	Pickens County YMCA Project, LOC-Bank of America, 3.100%, 12/1/05 (a)	900,000

		Total South Carolina	50,661,743

South Dakota — 0.2%
3,600,000	NR	Watertown, SD, IDR, Supervalu Inc. Project, LOC-Wachovia Bank, 3.100%, 12/7/05 (a)	3,600,000

Tennessee — 4.1%
4,350,000	NR	Dayton, TN, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia, 3.100%, 12/1/05 (a)	4,350,000
2,000,000	NR	Memphis, TN, Center City Financing Corp., MFH, Series 1220, LIQ-FNMA-Collateralized, SPA-Merrill Lynch, 3.090%, 12/1/05 (a)(b)	2,000,000
1,310,000	A-1+	Memphis, TN, GO, Series 95-A, SPA-Westdeutsche Landesbank, 3.030%, 12/7/05 (a)	1,310,000
		Metropolitan Government of Nashville & Davidson County, TN:
5,000,000	A-1+	GO, TECP, 2.780% due 12/15/05	5,000,000

See Notes to Financial Statements.

26         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Tennessee — 4.1% (continued)
$ 7,400,000	VMIG1(c)	IDB, David Lipscomb University Project, Series B, LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	$7,400,000
6,595,000	VMIG1(c)	Montgomery County, TN, Public Building Authority, Loan Pool, LOC-Bank of America, 3.050%, 12/1/05 (a)	6,595,000
		Sevier County, TN, Public Building Authority, Local Government Improvement:
4,100,000	VMIG1(c)	Series I-A-1, AMBAC-Insured, LIQ-CSFB, 3.050%, 12/1/05 (a)	4,100,000
5,000,000	VMIG1(c)	Series I-A-2, AMBAC-Insured, LIQ-CSFB, 3.050%, 12/1/05 (a)	5,000,000
2,100,000	VMIG1(c)	Series II-A-1, AMBAC-Insured, LIQ-KBC Bank, 3.050%, 12/1/05 (a)	2,100,000
3,095,000	VMIG1(c)	Series II-E-6, AMBAC-Insured, LIQ-KBC Bank, 3.050%, 12/1/05 (a)	3,095,000
1,835,000	VMIG1(c)	Series III-A-2, AMBAC-Insured, BPA Landesbank Hessen-Thuringen, 3.050%, 12/1/05 (a)	1,835,000
6,200,000	VMIG1(c)	Series III-A-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.050%, 12/1/05 (a)	6,200,000
5,435,000	VMIG1(c)	Series III-A-6, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.050%, 12/1/05 (a)	5,435,000
8,255,000	VMIG1(c)	Series III-D-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.050%, 12/1/05 (a)	8,255,000
6,800,000	VMIG1(c)	Series III-G-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.050%, 12/1/05 (a)	6,800,000
1,620,000	VMIG1(c)	Series IV-B-9, FSA-Insured, LIQ-JPMorgan Chase, 3.020%, 12/1/05 (a)	1,620,000
11,000,000	A-1+	Tennessee State School Board, TECP, Series A, LIQ-Westdeutsche Landesbank, 2.700% due 12/1/05	11,000,000
10,630,000	VMIG1(c)	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue, Tusculum College Project, LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	10,630,000

		Total Tennessee	92,725,000

Texas — 15.6%
730,000	VMIG1(c)	Austin, TX, Wastewater PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO, 3.090%, 12/1/05 (a)(b)	730,000
2,395,000	A-1+	Bell County, TX, Health Facilities Development Corp., Scott and White Memorial Hospital, Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 3.000%, 12/1/05 (a)	2,395,000
17,000,000	A-1+	Brazos, TX, Harbor Industrial Development Corp., BASF Corp. Project, 3.000%, 12/7/05 (a)	17,000,000
10,000,000	A-1+	City of Garland, TX, GO, TECP, Series 2002, LIN-Depfa Bank Europe, 2.800% due 1/9/06	10,000,000
		Dallas, TX, Area Rapid Transit, Senior Subordinated, Series 2001, TECP, LIQ-Landesbank Baden Wurttemberg, State Street, Westdeutshe Landesbank:
19,000,000	A-1+	2.680% due 12/8/05	19,000,000
7,500,000	A-1+	2.750% due 12/15/05	7,500,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         27

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 15.6% (continued)
$ 8,000,000	A-1+	Dallas, TX, Water & Sewer TECP, Series B, LIQ-Bank of America, 2.880% due 2/1/06	$8,000,000
15,175,000	A-1+	El Paso, TX, GO, TECP, Series A, LIQ-JPMorgan Chase, 3.000% due 1/24/06	15,175,000
5,800,000	A-1+	Grand Prairie, TX, ISD, GO, PSFG, LIQ-Dexia Credit Local, 2.850% due 8/1/06 (d)	5,800,000
		Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Project:
3,280,000	AAA	2.800% due 1/15/06 (d)	3,280,593
7,000,000	A-1+	2.800% due 3/1/06 (d)	7,000,000
		Harris County, TX, Flood District, TECP, LOC-Landesbank Hessen-Thuringen:
5,050,000	P-1(c)	2.700% due 12/1/05	5,050,000
12,580,000	P-1(c)	2.860% due 1/6/06	12,580,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
15,000,000	A-1+	The Methodist Systems, Series B, 3.000%, 12/1/05 (a)	15,000,000
3,400,000	VMIG1(c)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.000%, 12/1/05 (a)	3,400,000
7,000,000	A-1+	Hockley County, TX, Industrial Development Corp., BP Amoco Oil Co. Project, 2.800% due 3/1/06 (d)	7,000,000
		Houston, TX, GO, TECP:
27,000,000	A-1+	Series A, LIQ-Dexia Credit Local, Landesbank Hessen-Thuringen, 2.700% due 12/7/05	27,000,000
25,000,000	A-1	Series D, LIQ-Depfa Bank, 2.750% due 12/9/05	25,000,000
15,000,000	A-1+	Series E, LIQ-Bank of America, 2.860% due 1/17/06	15,000,000
8,500,000	VMIG1(c)	Houston, TX, ISD, GO, Munitops, Series 2000-2011, PSFG, PART, SPA-ABN AMRO, 3.110%, 12/1/05 (a)(b)	8,500,000
6,000,000	A-1+	Houston, TX, Sports Authority Special Revenue, Series C, MBIA-Insured, BPA-JPMorgan Chase, 3.080%, 12/1/05 (a)	6,000,000
19,400,000	A-1+	Houston, TX, Water and Sewer PART, Series SGA-73, FGIC-Insured, SPA-Societe Generale, 3.030%, 12/7/05 (a)(b)	19,400,000
5,500,000	VMIG1(c)	Leander, TX, ISD, GO, Munitops, Series 2002-16, PSFG, PART, SPA-ABN AMRO, 3.110%, 12/1/05 (a)(b)	5,500,000
17,000,000	A-1+	Lewisville, TX, ISD, GO, Series SGA 134, PART, LIQ-Societe Generale, 3.030%, 12/7/05 (a)(b)	17,000,000
5,000,000	A-1+	Mansfield, TX, ISD, GO, Series SGA 129, PART, PSFG, LIQ-Societe Generale, 3.031%, 12/7/05 (a)(b)	5,000,000
3,400,000	NR	McAllen, TX, Health Facilities Development Corp., McAllen Association No. 1, LOC-Bank of America, 3.170%, 12/1/05 (a)	3,400,000
19,700,000	A-1+	Plano, TX, ISD, Series SGA 128, PART, PSFG, LIQ-Societe Generale, 3.030%, 12/7/05 (a)(b)	19,700,000
6,800,000	VMIG1(c)	Richmond, TX, Higher Education Finance Corp., Student Housing Revenue, Bayou University of Houston, AMBAC-Insured, BPA-JPMorgan Chase, 3.060%, 12/1/05 (a)	6,800,000
8,990,000	A-1	San Antonio, TX, Electric & Gas Revenue, MSTC, Series 9005, FSA-Insured, PART, LIQ-Bear Sterns, 3.030%, 12/7/05 (a)(b)	8,990,000
4,115,000	A-1+	San Antonio, TX, Water Revenue, Series SGA 42, PART, LIQ-Societe Generale, 3.030%, 12/7/05 (a)(b)	4,115,000

See Notes to Financial Statements.

28         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 15.6% (continued)
$20,870,000	A-1	Texas Municipal Power Agency, TECP, LIQ-Bank of America, Bayerische Landesbank, 2.820% due 1/3/06	$20,870,000
15,650,000	VMIG1(c)	Tyler, TX, Health Facilities Development Corp. Hospital Revenue, Mother Frances Hospital, Series B, LOC-Bank of America, 3.050%, 12/1/05 (a)	15,650,000
3,000,000	A-1+	University of North Texas, Series SGA 146, FSA-Insured PART, LIQ-Societe Generale, 3.030%, 12/7/05 (a)(b)	3,000,000

		Total Texas	349,835,593

Utah — 2.2%
27,000,000	A-1	Intermountain Power Agency Utilities, TECP, Series B-2, LOC-Bank of Nova Scotia, 2.700% due 12/13/05	27,000,000
7,200,000	A-1+	Murray, UT, IHC Health Services Inc., Series B, 3.080%, 12/1/05 (a)	7,200,000
4,795,000	A-1+	Utah County, UT, Heritage Schools Project, Series A, LOC-US Bank, 3.100%, 12/1/05 (a)	4,795,000
10,100,000	A-1+	Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.080%, 12/1/05 (a)	10,100,000

		Total Utah	49,095,000

Virginia — 0.5%
8,900,000	A-1+	Alexandria, VA, IDA, IDR, Institute for Defense Analyses, Series B, AMBAC-Insured, BPA-Wachovia, 3.070%, 12/1/05 (a)	8,900,000
3,000,000	VMIG1(c)	Norfolk, VA, Redevelopment & Housing Authority Revenue, Old Dominion University Project, 3.050%, 12/1/05 (a)	3,000,000

		Total Virginia	11,900,000

Washington — 1.4%
2,000,000	F-1+(e)	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America, 3.100%, 12/1/05 (a)	2,000,000
3,635,000	VMIG1(c)	Central Puget Sound, WA, Regional Transportation Authority, Series 360, FGIC-Insured PART, LIQ-Morgan Stanley, 3.090%, 12/1/05 (a)(b)	3,635,000
		Washington State Health Care Facilities Authority:
5,830,000	A-1+	Highline Medical Center, LOC-Bank of America, 3.050%, 12/1/05 (a)	5,830,000
15,000,000	VMIG1(c)	National Healthcare Research and Education Finance Corp., LOC-BNP Paribas, 3.000%, 12/7/05 (a)	15,000,000
		Washington State Housing Finance Commission:
1,900,000	A-1+	Overlake School Project, LOC-Wells Fargo Bank, 3.050%, 12/1/05 (a)	1,900,000
2,315,000	F-1+(e)	United Way of King County Project, LOC-Bank of America, 3.100%, 12/1/05 (a)	2,315,000

		Total Washington	30,680,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         29

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Wisconsin — 1.2%
$ 6,300,000	A-1+	Milwaukee County, WI, Milwaukee Public Museum, LOC-JPMorgan Chase, 3.000%, 12/7/05 (a)	$6,300,000
		Wisconsin State GO, TECP:
8,635,000	A-1+	Series 2002A, 3.100% due 1/9/06	8,635,000
7,455,000	A-1	Series 97A, LIQ-Bank of Nova Scotia, 2.850% due 1/11/06	7,455,000
3,800,000	A-1+	Wisconsin State HEFA, Northland College, LOC-Wells Fargo Bank, 3.050%, 12/1/05 (a)	3,800,000

		Total Wisconsin	26,190,000

		TOTAL INVESTMENTS — 99.0% (Cost — $2,223,543,852#)	2,223,543,852
		Other Assets in Excess of Liabilities — 1.0%	21,482,114

		TOTAL NET ASSETS — 100.0%	$2,245,025,966

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(c)	Rating by Moody’s Investors Service.
(d)	Variable rate security. Coupon rate disclosed is that which is in effect at November 30, 2005.
(e)	Rating by Fitch Ratings.
(f)	All or a portion of this security has been segregated for extended settlements.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 32 and 33 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
BPA	— Bond Purchase Agreement
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GIC	— Guaranteed Investment Contract
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIN	— Line of Credit
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement

See Notes to Financial Statements.

30         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Schedules of Investments (November 30, 2005) (unaudited) (continued)

Abbreviations used in this schedule (continued):
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry * (unaudited)
General Obligation	19.4%
Hospitals	16.2
Education	13.0
Water and Sewer	7.8
Finance	7.0
Utilities	5.9
Industrial Development	5.6
Transportation	4.9
Public Facilities	3.2
Pollution Control	2.2
Life Care Systems	1.4
Housing: Multi-Family	1.1
Miscellaneous	12.3

100.0%

*	As a percent of total investments. Please note that Fund holdings are as of November 30, 2005 and are subject to change.

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         31

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

32         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Fitch Rating Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         33

Statements of Assets and Liabilities (November 30, 2005) (unaudited)

	Cash Portfolio	Government Portfolio	Municipal Portfolio
ASSETS:
Investments, at amortized cost	$3,979,389,935	$485,417,683	$2,223,543,852
Repurchase agreements, at amortized cost	30,633,000	200,394,000	—
Cash	343	681	109,206
Interest receivable	17,689,879	751,955	9,814,878
Receivable for securities sold	—	—	17,717,416
Prepaid expenses	195,015	71,465	139,079

Total Assets	4,027,908,172	686,635,784	2,251,324,431

LIABILITIES:
Distributions payable	996,050	89,489	326,437
Management fee payable	624,157	79,448	321,727
Transfer agent fees payable	87,207	22,163	63,120
Directors’ fees payable	703	396	2,846
Payable for securities purchased	—	21,556,226	5,536,554
Accrued expenses	77,262	38,658	47,781

Total Liabilities	1,785,379	21,786,380	6,298,465

Total Net Assets	$4,026,122,793	$664,849,404	$2,245,025,966

NET ASSETS:
Par value (Note 3)	$40,260	$6,648	$22,448
Paid-in capital in excess of par value	4,026,004,565	664,830,882	2,244,980,962
Undistributed net investment income	70,501	16,614	—
Accumulated net realized gain (loss) on investments	7,467	(4,740)	22,556

Total Net Assets	$4,026,122,793	$664,849,404	$2,245,025,966

Shares Outstanding	4,026,044,825	664,837,530	2,244,807,678

Net Asset Value	$1.00	$1.00	$1.00

See Notes to Financial Statements.

34         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Statements of Operations (For the six months ended November 30, 2005) (unaudited)

	Cash Portfolio	Government Portfolio	Municipal Portfolio
INVESTMENT INCOME:
Interest	$65,062,844	$11,840,468	$27,836,468

EXPENSES:
Management fee (Note 2)	4,510,216	889,749	2,820,237
Transfer agent fees (Note 2)	301,009	64,293	198,082
Registration fees	95,410	83,965	82,501
Custody fees	79,824	25,363	53,899
Insurance	40,523	13,137	33,962
Shareholder reports	21,076	3,999	18,085
Directors’ fees	20,169	7,461	16,498
Audit and tax	14,667	11,459	13,631
Legal fees	13,752	10,800	21,275
Miscellaneous expenses	5,476	19,794	3,048

Total Expenses	5,102,122	1,130,020	3,261,218
Less: Management fee waiver (Note 2)	(998,137)	(353,899)	(749,543)

Net Expenses	4,103,985	776,121	2,511,675

Net Investment Income	60,958,859	11,064,347	25,324,793

Net Realized Gain (Loss) From Investments	7,467	2,307	(38,182)

Increase in Net Assets From Operations	$60,966,326	$11,066,654	$25,286,611

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         35

Statements of Changes in Net Assets

For the six months ended November 30, 2005 (unaudited) and the year ended May 31, 2005

Cash Portfolio	November 30	May 31
OPERATIONS:
Net investment income	$60,958,859	$61,689,063
Net realized gain	7,467	3,497

Increase in Net Assets From Operations	60,966,326	61,692,560

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(60,958,859)	(61,685,566)
Net realized gains	—	(3,497)

Decrease in Net Assets From Distributions to Shareholders	(60,958,859)	(61,689,063)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	5,178,612,856	9,044,335,175
Reinvestment of distributions	56,497,947	58,804,398
Cost of shares repurchased	(4,411,183,769)	(9,395,707,957)

Increase (Decrease) in Net Assets From Fund Share Transactions	823,927,034	(292,568,384)

Increase (Decrease) in Net Assets	823,934,501	(292,564,887)
NET ASSETS:
Beginning of period	3,202,188,292	3,494,753,179

End of period*	$4,026,122,793	$3,202,188,292

* Includes undistributed net investment income of:	$70,501	$70,501

See Notes to Financial Statements.

36         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended November 30, 2005 (unaudited) and the year ended May 31, 2005

Government Portfolio	November 30	May 31
OPERATIONS:
Net investment income	$11,064,347	$12,513,602
Net realized gain (loss)	2,307	(7,047)

Increase in Net Assets From Operations	11,066,654	12,506,555

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(11,064,347)	(12,513,602)

Decrease in Net Assets From Distributions to Shareholders	(11,064,347)	(12,513,602)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	1,659,544,777	2,534,078,079
Reinvestment of distributions	10,506,484	12,294,927
Cost of shares repurchased	(1,962,720,648)	(2,772,680,320)

Decrease in Net Assets From Fund Share Transactions	(292,669,387)	(226,307,314)

Decrease in Net Assets	(292,667,080)	(226,314,361)
NET ASSETS:
Beginning of period	957,516,484	1,183,830,845

End of period*	$664,849,404	$957,516,484

* Includes undistributed net investment income of:	$16,614	$16,614

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         37

Statements of Changes in Net Assets (continued)

For the six months ended November 30, 2005 (unaudited) and the year ended May 31, 2005

Municipal Portfolio	November 30	May 31
OPERATIONS:
Net investment income	$25,324,793	$29,177,903
Net realized gain (loss)	(38,182)	76,890

Increase in Net Assets From Operations	25,286,611	29,254,793

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(25,324,793)	(29,177,903)
Net realized gains	—	(9,031)

Decrease in Net Assets From Distributions to Shareholders	(25,324,793)	(29,186,934)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	3,734,581,233	6,505,151,532
Reinvestment of distributions	23,453,789	27,962,087
Cost of shares repurchased	(3,597,787,451)	(6,332,196,970)

Increase in Net Assets From Fund Share Transactions	160,247,571	200,916,649

Increase in Net Assets	160,209,389	200,984,508
NET ASSETS:
Beginning of period	2,084,816,577	1,883,832,069

End of period	$2,245,025,966	$2,084,816,577

See Notes to Financial Statements.

38         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	Class A Shares

Cash Portfolio	2005(1)		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.017		0.019		0.009		0.014		0.026		0.060

Total Income From Operations	0.017		0.019		0.009		0.014		0.026		0.060

Less Distributions From:
Net investment income	(0.017)		(0.019)		(0.009)		(0.014)		(0.026)		(0.060)
Net realized gains	—		(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)

Total Distributions	(0.017)		(0.019)		(0.009)		(0.014)		(0.026)		(0.060)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(3)	1.72%		1.90%		0.91%		1.42%		2.59%		6.13%

Net Assets, End of Period (millions)	$4,026		$3,202		$3,495		$3,969		$3,593		$5,117

Ratios to Average Net Assets:
Gross expenses	0.29	%(4)	0.30%		0.30%		0.29%		0.31%		0.33%
Net expenses(5)(6)	0.23	(4)	0.22		0.23		0.23		0.23		0.23
Net investment income	3.42	(4)	1.87		0.91		1.40		2.53		5.85

(1)	For the six months ended November 30, 2005 (unaudited).
(2)	Amount represents less than $0.001 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares of the Fund will not exceed 0.23%.

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         39

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	Class A Shares

Government Portfolio	2005(1)		2005	2004(2)		2003		2002		2001
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.017		0.018	0.009		0.013		0.024		0.058

Total Income From Operations	0.017		0.018	0.009		0.013		0.024		0.058

Less Distributions From:
Net investment income	(0.017)		(0.018)	(0.009)		(0.013)		(0.024)		(0.058)
Net realized gains	—		—	(0.000	)(3)	(0.000	)(3)	(0.000	)(3)	(0.000	)(3)

Total Distributions	(0.017)		(0.018)	(0.009)		(0.013)		(0.024)		(0.058)

Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Total Return(4)	1.66%		1.83%	0.86%		1.31%		2.42%		5.96%

Net Assets, End of Period (millions)	$665		$958	$1,184		$627		$564		$367

Ratios to Average Net Assets:
Gross expenses	0.33	%(5)	0.32%	0.32%		0.35%		0.32%		0.38%
Net expenses(6)(7)	0.23	(5)	0.23	0.23		0.23		0.23		0.23
Net investment income	3.28	(5)	1.66	0.86		1.30		2.18		5.65

(1)	For the six months ended November 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount represents less than $0.001 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares of the Fund will not exceed 0.23%.

See Notes to Financial Statements.

40         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	Class A Shares

Municipal Portfolio	2005(1)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income From Operations:
Net investment income	0.012		0.015		0.008	0.012	0.019	0.038

Total Income From Operations	0.012		0.015		0.008	0.012	0.019	0.038

Less Distributions From:
Net investment income	(0.012)		(0.015)		(0.008)	(0.012)	(0.019)	(0.038)
Net realized gains	—		(0.000	)(2)	—	—	—	—

Total Distributions	(0.012)		(0.015)		(0.008)	(0.012)	(0.019)	(0.038)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total Return(3)	1.17%		1.50%		0.81%	1.18%	1.86%	3.83%

Net Assets, End of Period (millions)	$2,245		$2,085		$1,884	$1,932	$1,434	$908

Ratios to Average Net Assets:
Gross expenses	0.30	%(4)	0.31%		0.30%	0.32%	0.32%	0.35%
Net expenses(5)(6)	0.23	(4)	0.23		0.23	0.23	0.23	0.23
Net investment income	2.32	(4)	1.51		0.81	1.16	1.76	3.63

(1)	For the six months ended November 30, 2005 (unaudited).
(2)	Amount represents less than $0.001 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares of the Fund will not exceed 0.23%.

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         41

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Cash Portfolio, Government Portfolio and Municipal Portfolio (the “Funds”) are separate diversified series of the Smith Barney Institutional Cash Management Fund, Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

42         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. Effective October 1, 2005, each Fund’s management fee, which is calculated daily and paid monthly, was reduced from 0.27% of each Fund’s average daily net assets to a fee calculated in accordance with the following breakpoint schedule:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.250%
Next $1 billion	0.225%
Next $3 billion	0.200%
Next $5 billion	0.175%
Over $10 billion	0.150%

During the six months ended November 30, 2005, the Funds had voluntary expense limitations in place of 0.23% for each Fund. These expense limitations can be terminated at any time by SBFM on 14 days prior notice to shareholders.

During the six months ended November 30, 2005, SBFM voluntarily waived a portion of its management fees in the amount of $998,137, $353,899 and $749,543 for Cash, Government and Municipal Portfolios, respectively.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”), acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder record-keeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended November 30, 2005, the Cash, Government and Municipal Portfolios paid transfer agent fees of $300,559, $60,035 and $187,196, respectively, to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

Pursuant to a Shareholder Service Plan and related Servicing Agreement, each Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of each Fund’s average daily net assets of the Class B shares. For the six months ended November 30, 2005, there were no service fees incurred.

Certain officers and one director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.	Capital Shares

At November 30, 2005, the Company had 75 billion shares of capital stock authorized with a par value of $0.00001 per share. The Company has the ability to issue multiple

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Notes to Financial Statements (unaudited) (continued)

classes of shares. Each share of a class represents an identical interest in each Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class, each at $1.00, were as follows:

	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Cash Portfolio
Shares sold	5,178,612,856	9,044,335,175
Shares issued on reinvestment	56,497,947	58,804,398
Shares repurchased	(4,411,183,769)	(9,395,707,957)

Net Increase (Decrease)	823,927,034	(292,568,384)

Government Portfolio
Shares sold	1,659,544,777	2,534,078,079
Shares issued on reinvestment	10,506,484	12,294,927
Shares repurchased	(1,962,720,648)	(2,772,680,320)

Net Decrease	(292,669,387)	(226,307,314)

Municipal Portfolio
Shares sold	3,734,581,233	6,505,151,532
Shares issued on reinvestment	23,453,789	27,962,087
Shares repurchased	(3,597,787,451)	(6,332,196,970)

Net Increase	160,247,571	200,916,649

4.	Capital Loss Carryforward

As of May 31, 2005, the Government Portfolio had, for federal income tax purposes, a net capital loss carryforward of $7,047, which expires in 2013. This amount will be available to offset any future taxable capital gains.

5.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included each Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts

44         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Board selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason, Inc. (“Legg Mason”).

6.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         45

Notes to Financial Statements (unaudited) (continued)

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related actions was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Company (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, SBFM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, SBFM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

7.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the

46         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Funds or SBFM and SBAM’s ability to perform investment management services relating to the Funds.

8.	Subsequent Events

On December 1, 2005, Citigroup completed the sale of substantially all of its asset management business, CAM, to Legg Mason. As a result, SBFM, previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused each Fund’s existing investment management contract to terminate. Each Fund’s shareholders previously approved a new investment management contract between each Fund and the Manager, which became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

Each Fund’s Board has appointed the Fund’s current distributor, CGM, and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of each Fund.

Effective December 1, 2005, CGM will no longer be an affiliated person of the Funds under the 1940 Act, as amended. As a result, each Fund will be permitted to execute transactions with CGM or an affiliate of CGM as agent (but not as principal) without the restrictions applicable to transactions with affiliated persons. Similarly, the Funds generally will be permitted to purchase securities in underwritings in which CGM or an affiliate of CGM is a member without the restrictions imposed by certain rules of the SEC. The Manager’s use of CGM or affiliates of CGM as agent in portfolio transactions with the Funds will be governed by the Funds’ policy of seeking the best overall terms available.

Certain officers and one Director of the Funds are employees of Legg Mason or its affiliates and do not receive compensation from the Funds.

The Funds’ Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Funds. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         47

Board Approval of Management Agreement (unaudited)

At separate meetings of the Board of Directors of Smith Barney Institutional Cash Management Fund, Inc. (the “Fund”), the Board considered the re-approval for an annual period of the Fund’s management agreement (“Agreement”), pursuant to which Smith Barney Fund Management LLC (the “Manager”) provides the Cash Portfolio, Government Portfolio and Municipal Portfolio with investment advisory and administrative services. The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager. The Independent Directors requested and received information from the Manager they deemed reasonably necessary for their review of the Agreement and the Manager’s performance. This information was initially reviewed by a special committee comprised of all of the Independent Directors and then by the full Board. Prior to the Board’s deliberations, Citigroup had announced an agreement to sell the Manager to Legg Mason Inc. (“Legg Mason”), which, subject to certain approvals, was expected to be effective later in the year. Consequently, representatives of Legg Mason discussed with the Board Legg Mason’s intentions regarding the preservation and strengthening of the Manager’s business. The Independent Directors also requested and received certain assurances from senior management of Legg Mason regarding the continuation of each of the Fund’s portfolio management team and of the level of other services provided to the Fund and its shareholders should the sale of the Manager be consummated. At subsequent Board meetings, representatives of Citigroup Asset Management (“CAM”) and Legg Mason made additional presentations to and responded to further questions from the Board regarding Legg Mason’s acquisition of CAM, which includes the Manager. After considering these presentations and reviewing additional written materials provided by CAM and Legg Mason, the Board, including the Independent Directors, approved, subject to shareholder approval, a new Agreement permitting the Manager to continue to provide its services to the Fund after consummation of the sale of the Manager to Legg Mason. (Shareholders approved the new Agreement and the sale of CAM to Legg Mason was consummated as of December 1, 2005.)

In voting to approve the Agreement, the Independent Directors considered whether the approval of the Agreement would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Analysis of the Nature, Extent and Quality of the Services provided to the Fund

The Board received a presentation from representatives of the Manager regarding the nature, extent and quality of services provided to the Fund and other funds in the CAM fund complex. In addition, the Independent Directors received and considered other information regarding the services provided to the Fund by the Manager under the Agreement during the past year, including a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services

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Board Approval of Management Agreement (unaudited) (continued)

rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the CAM fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the CAM fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the willingness of the Manager to consider and implement organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, comprised of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Agreement by the Manager.

Fund Performance

The Board received and reviewed performance information for each Portfolio and for a group of comparable funds (the “Performance Universe”) selected by Lipper Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the relevant Portfolio with the funds included in the Performance Universe. The Board also was provided with information comparing the Portfolio’s performance to the Lipper category averages over various time periods. The Board members noted that they had also received and discussed with management information throughout the year at periodic intervals comparing each Portfolio’s performance against its benchmark index.

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Board Approval of Management Agreement (unaudited) (continued)

Cash Portfolio — The information comparing the Cash Portfolio’s performance to that of its Performance Universe, consisting of all institutional funds classified as “institutional money market funds” by Lipper, was for the one-, three-, and five-year periods ended March 31, 2005. The Cash Portfolio performed better than the median for each period. The Board also reviewed performance information provided by the Manager for periods ended June 2005, which showed that the Cash Portfolio continued to outperform the Lipper category average during the second quarter. Based on its review, the Board was satisfied with the Cash Portfolio’s performance.

Government Portfolio — The information comparing the Government Portfolio’s performance to that of its Performance Universe, consisting of all institutional funds classified as “institutional U.S. government money market funds” by Lipper, was for the one-, three-, and five-year periods ended March 31, 2005. The Government Portfolio performed better than the median for each period. The Board also reviewed performance information provided by the Manager for periods ended June 2005, which showed that the Government Portfolio continued to outperform the Lipper category average during the second quarter. Based on its review, the Board was satisfied with the Government Portfolio’s performance.

Municipal Portfolio — The information comparing the Municipal Portfolio’s performance to that of its Performance Universe, consisting of all institutional funds classified as “institutional tax-exempt money market funds” by Lipper, was for the one-, three-, and five-year periods ended March 31, 2005. The Municipal Portfolio performed better than the median and, in fact, the Municipal Portfolio’s performance ranked in the 1st quintile of the Performance Universe for each period. The Board also reviewed performance information provided by the Manager for periods ended June 2005, which showed that the Municipal Portfolio continued to outperform the Lipper category average during the second quarter. Based on its review, the Board was satisfied with the Municipal Portfolio’s performance.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by each Portfolio to the Manager for investment advisory and administrative services in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for each Portfolio and considered the actual fee rate (after taking the waivers and/or reimbursements into account) (the “Actual Management Fee”) and whether the fee waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information comparing the Contractual Management Fee and Actual Management Fee and each Portfolio’s overall expense ratio with those of funds in both the relevant expense group (the “Expense Group”) and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding the fees the Manager charged its other U.S. clients investing primarily in asset classes similar to those of the Portfolios including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided

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Board Approval of Management Agreement (unaudited) (continued)

with regulatory compliance and administrative services, office facilities and fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are expended.

Cash Portfolio — The information comparing the Cash Portfolio’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 15 funds (including the Portfolio) classified as “institutional money market funds” by Lipper, showed that the Cash Portfolio’s Contractual and Actual Management Fees were higher than the median of management fees paid by the other funds in the Expense Group. The Board noted that the Cash Portfolio’s actual total expense ratio was also higher than the median, but was lower than the average total expense ratio of the other funds in the Expense Group.

Government Portfolio — The information comparing the Government Portfolio’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 15 funds (including the Portfolio) classified as “institutional U.S. government money market funds” by Lipper, showed that the Government Portfolio’s Contractual Management Fee was slightly higher than the median and that its Actual Management Fee was at the median of management fees paid by the other funds in the Expense Group. The Board noted that the Fund’s actual total expense ratio also was at the median of total expense ratios of the other funds in the Expense Group.

Municipal Portfolio — The information comparing the Municipal Portfolio’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 15 funds (including the Portfolio) classified as “institutional tax-exempt money market funds” by Lipper, showed that the Municipal Portfolio’s Contractual and Actual Management Fees were at the median of management fees paid by the other funds in the Expense Group. The Board noted that the Municipal Portfolio’s actual total expense ratio also was at the median of total expense ratios of the other funds in the Expense Group.

After discussion with the Board members, the Manager offered to reduce the Contractual Management Fee and institute a breakpoint schedule to each Portfolio’s Contractual Management Fee, resulting in a reduction in the Portfolio’s overall effective fee rate. The Manager also offered to continue its voluntary waiver of a portion of its management fee, resulting in the same net effective fee rate as currently in place, which rate is lower than the old and new Contractual Management Fee.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information

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Board Approval of Management Agreement (unaudited) (continued)

(particularly, the Manager’s agreement to reduce the Contractual Management Fee rate and institute a breakpoint schedule) and the nature, extent and quality of the services provided to the Fund under the Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board also considered the Manager’s voluntary waiver of a portion of its management fee and the effect such waiver had on the Manager’s profitability. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Board also considered whether alternative fee structures (such as with additional breakpoints at lower asset levels) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

Cash Portfolio — The Board noted that the Cash Portfolio’s assets exceeded the specified asset level at which one or more breakpoints to its new Contractual Management Fee would be triggered. Accordingly, the Portfolio and its shareholders would realize economies of scale because the total expense ratio of the Portfolio was lower than if no breakpoints were in place. The Board also considered the Manager’s voluntary waiver of a portion of its management fee and its effect on the total expense ratio of the Cash Portfolio. The Board also noted that as the Cash Portfolio’s assets have increased over time, the Portfolio and its shareholders have realized other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Government Portfolio — The Board noted that the Government Portfolio had not yet reached the specified asset level at which a breakpoint to its new Contractual Management Fee would be triggered. The Board noted, however, that the new Contractual Management Fee increases the potential for sharing economies of scale with shareholders as the

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Board Approval of Management Agreement (unaudited) (continued)

Portfolio’s assets grow than if no breakpoints were in place. The Board also considered the Manager’s voluntary waiver of a portion of its management fee and its effect on the total expense ratio of the Government Portfolio. The Board also noted that as the Government Portfolio’s assets increase over time, the Portfolio and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Municipal Portfolio — The Board noted that the Municipal Portfolio’s assets exceeded the specified asset level at which one or more breakpoints to its new Contractual Management Fee would be triggered. Accordingly, the Portfolio and its shareholders would realize economies of scale because the total expense ratio of the Portfolio was lower than if no breakpoints were in place. The Board also considered the Manager’s voluntary waiver of a portion of its management fee and its effect on the total expense ratio of the Municipal Portfolio. The Board also noted that as the Municipal Portfolio’s assets have increased over time, the Portfolio and its shareholders have realized other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including any soft dollar arrangements, receipt of brokerage commissions and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Board members approved the Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Agreement.

Additional Information

On June 23, 2005, Citigroup Inc. entered into a definitive agreement (the “Transaction Agreement”) with Legg Mason under which Citigroup agreed to sell substantially all of its asset management business, CAM, which includes the Manager, to Legg Mason in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the “Transaction”). The Transaction closed on December 1, 2005.

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         53

Board Approval of Management Agreement (unaudited) (continued)

The consummation of the Transaction resulted in the automatic termination of the Fund’s current management agreement in accordance with the 1940 Act. Prior to the closing of the Transaction, the Fund’s Board approved a new management agreement between the Fund and the Manager (the ”New Management Agreement”) and authorized the Fund’s officers to submit the New Management Agreement to shareholders for their approval.

On July 11, 2005, members of the Board discussed with CAM management and certain Legg Mason representatives the Transaction and Legg Mason’s general plans and intentions regarding CAM’s business and its combination with Legg Mason’s business. The Board members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

At a meeting held on August 1, 2005, the Fund’s Board, including a majority of the Independent Directors, approved the New Management Agreement. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition, asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of CAM and Legg Mason also made presentations to and responded to questions from the Board. The Independent Directors, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement. The additional information was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Directors met in executive session with their counsel to consider the New Management Agreement. The Independent Directors also conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

In their deliberations concerning the New Management Agreement, among other things, the Board members considered:

(i) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

(ii) that, following the Transaction, CAM will be part of an organization focused on the asset management business;

(iii) that Legg Mason is an experienced and respected asset management firm, and that Legg Mason has advised the Board members that (a) it may wish to combine certain CAM operations with those of certain Legg Mason subsidiaries; (b) it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board oversight and appropriate notice to shareholders, and that, in other cases, the current portfolio managers or portfolio management teams will remain in place; and (c) in the future, it may recommend that Legg Mason subsidiaries be appointed as the adviser or subadviser to some or all of the CAM funds, subject to applicable regulatory requirements;

54         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

(iv) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

(v) that CAM management and Legg Mason have advised the Board that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and their shareholders by the Manager, including compliance services;

(vi) that Legg Mason has advised the Board that it has no present intention to alter the expense waivers and reimbursements currently in effect and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii) that under the Transaction Agreement, Citigroup and Legg Mason have agreed not to take any action that is not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any “undue burden” on Fund shareholders under applicable provisions of the 1940 Act;

(viii) the assurances from Citigroup and Legg Mason that, for a three-year period following the closing of the Transaction, Citigroup-affiliated broker-dealers will continue to offer the Fund as an investment product, and the potential benefits to Fund shareholders from this and other third-party distribution access;

(ix) the potential benefits to Fund shareholders from being part of a combined fund family with Legg Mason-sponsored funds;

(x) that Citigroup and Legg Mason would derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi) the potential effects of regulatory restrictions on the Fund if Citigroup-affiliated broker-dealers remain principal underwriters of the Fund after the closing of the Transaction;

(xii) the fact that the Fund’s total advisory and administrative fees will not increase by virtue of the New Management Agreement, but will remain the same;

(xiii) the terms and conditions of the New Management Agreement, including the differences from the current management agreement, and the benefits of a single, uniform form of agreement covering these services;

(xiv) that the Fund would not bear the costs of obtaining shareholder approval of the New Management Agreement;

(xv) that the Fund would avail itself of permissions granted under certain licensing arrangements between Citigroup and Legg Mason that would permit the Fund (including any share classes thereof) to maintain its current name, as well as all logos, trademarks and service marks, related to Citigroup or any of its affiliates for some agreed upon time period after the closing of the Transaction ; and

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         55

Board Approval of Management Agreement (unaudited) (continued)

(xvi) that, as discussed in detail above, within the past year the Board had performed a full annual review of the current management agreement as required by the 1940 Act. In that regard, the Board, in its deliberations concerning the New Management Agreement, considered the same factors regarding the nature, quality and extent of services provided, costs of services provided, profitability, fall-out benefits, fees and economies of scale and investment performance as it did when it renewed the current management agreement, and reached substantially the same conclusions.

56         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Additional Shareholder Information (unaudited)

Smith Barney Institutional Cash Management Fund, Inc.

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to elect directors. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to this matter at the Special Meeting of Shareholders.

Item Voted On	Votes For	Withheld	Abstentions	Broker Non-Votes
Election of Directors

Nominees:
Paul R. Ades	3,167,113,942.460	108,313,353.160	0.000	0.000
Dwight B. Crane	3,167,289,323.970	108,137,971.650	0.000	0.000
Frank G. Hubbard	3,166,242,726.960	109,184,568.660	0.000	0.000
Jerome H. Miller	3,166,242,726.960	109,184,568.660	0.000	0.000
Ken Miller	3,166,242,726.960	109,184,568.660	0.000	0.000
R. Jay Gerken	3,165,522,419.630	109,904,875.990	0.000	0.000

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         57

Additional Shareholder Information (unaudited) (continued)

Smith Barney Institutional Cash Management Fund, Inc. — Cash Portfolio

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to approve a new management agreement. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to this matter at the Special Meeting of Shareholders.

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
New Management Agreement	1,707,039,861.280	72,760,121.990	28,434,706.610	0.000

58         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Additional Shareholder Information (unaudited) (continued)

Smith Barney Institutional Cash Management Fund, Inc. — Government Portfolio

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to approve a new management agreement. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to this matter at the Special Meeting of Shareholders.

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
New Management Agreement	298,520,591.800	1,002,360.560	1,772,063.000	0.000

Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report         59

Additional Shareholder Information (unaudited) (continued)

Smith Barney Institutional Cash Management Fund, Inc. — Municipal Portfolio

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to approve a new management agreement. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to this matter at the Special Meeting of Shareholders.

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
New Management Agreement	1,087,889,761.640	29,629,618.190	48,378,210.550	0.000

60         Smith Barney Institutional Cash Management Fund, Inc. 2005 Semi-Annual Report

Smith Barney Institutional Cash Management Fund, Inc.

DIRECTORS

Paul R. Ades

Dwight B. Crane

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Jerome H. Miller

Ken Miller

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President

and Chief Administrative
Officer

Kaprel Ozsolak
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA

Vice President and

Investment Officer

Joseph P. Deane

Vice President and

Investment Officer

Martin R. Hanley

Vice President and

Investment Officer

OFFICERS (continued)

Andrew Beagley

Chief Anti-Money Laundering Compliance
Officer and Chief
Compliance Officer

Steven Frank

Controller

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTORS

Citigroup Global Markets, Inc.

Legg Mason Investor
Services, LLC

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc., and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD02673 1/06	05-9496

Smith Barney Institutional Cash

Management Fund, Inc.

Cash Portfolio

Government Portfolio

Municipal Portfolio

The Funds are separate series of Smith Barney Institutional Cash Management Fund, Inc., a Maryland corporation.

SMITH BARNEY INSTITUTIONAL CASH

MANAGEMENT FUND, INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Institutional Cash Management Fund, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Smith Barney Institutional Cash Management Fund, Inc.

Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Smith Barney Institutional Cash Management Fund, Inc.

Date: February 9, 2006

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of Smith Barney Institutional Cash Management Fund, Inc.

Date: February 9, 2006